ALLIANCE GROWTH FUND

SEMI-ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                                     ALLIANCE GROWTH FUND
_______________________________________________________________________________

June 28, 1999

Dear Shareholder:

We are pleased to provide you with the market commentary and investment results for the Alliance Growth Fund (the "Fund") for the semi-annual reporting period ended April 30, 1999. The following table provides performance data for the Fund and its two benchmarks, the Standard & Poor's 500 Stock Index (the "S&P 500") and the Russell 1000 Index, for the six- and 12-month periods ended April 30, 1999. The S&P 500 is a measure of the broad U.S. stock market, while the Russell 1000 Index tracks U.S. large cap stock performance.

INVESTMENT RESULTS
The Fund outperformed both of its benchmark indices over the six-month period ended April 30, 1999. The Fund's outperformance was largely due to its strong stock selection in the financial services, technology, and telecommunications sectors. However, over the 12-month period ended April 30, 1999, the Fund underperformed both of its indexes. This underperformance was due to what we perceived to be a strong preference in the marketplace towards large cap stocks. The Fund--with its concentration in a smaller average cap size--did not match the performance of these large cap stocks and thus underperformed slightly.


INVESTMENT RESULTS*
Periods Ended April 30, 1999
                                 TOTAL RETURNS
                            6 MONTHS        12 MONTHS
                           ----------      -----------
ALLIANCE GROWTH FUND
  Class A                     23.84%         20.28%
  Class B                     23.39%         19.41%
  Class C                     23.41%         19.43%

S&P 500 STOCK INDEX           22.31%         21.83%

RUSSELL 1000 INDEX            22.53%         20.31%

* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE AS OF APRIL 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE RUSSELL 1000 INDEX CONSISTS OF 1000 OF THE LARGEST STOCKS REPRESENTING APPROXIMATELY 87% OF THE U.S. EQUITY MARKET. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


INVESTMENT ENVIRONMENT
The six-month period ended April 30, 1999 began just after the October 1998 bottoming of the stock market, and was a good period for both the market and the Fund. The Fund's Class A shares gained 23.84% compared to a gain of 22.31% for the S&P 500 Stock Index during this period.

Our assessment that the market decline from July to October of last year was an overreaction to the Asian economic crisis rather than the beginning of a period of recession or deflation has proven essentially correct. While most Asian economies did fall into deep recession, the U.S. economy remained quite sound and the U.S. stock market recovered fully, reaching new all-time highs in the first four months of 1999.

PERFORMANCE REVIEW
As of late, the Fund has emphasized investments in the financial services and technology sectors. These two areas of the market fell sharply in last year's market decline. We took advantage of this weakness primarily by increasing our exposure to telecommunications. The worldwide telecommunications industry is in the midst of a dramatic change, driven largely by the rapid growth in data communications and the replacement of old analog technologies by new digital ones. The internet and the cellular telephone are the most obvious new business opportunities, but the entire telephone industry has also been caught up by this tidal wave of technological change. With deregulation now the norm both here in the U.S. as well as in Europe, we have entered a period of rapid business growth because of both technological and regulatory change. We have attempted to capitalize on this opportunity by owning both technology providers and the telephone companies themselves in the U.S. and


1


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

Europe. We have generally avoided internet stocks, which we consider to be speculatively overvalued. This sector emphasis has served us well, contributing to the Fund's outperformance versus the S&P 500 over the six-month period under review.

INVESTMENT OUTLOOK
The performance of the U. S. economy has surprised all but the most optimistic of forecasters. There have been almost no signs of weakness related to the recent financial troubles in Asia. Growth has been robust, corporate profits have been good, and inflation and interest rates have remained low. In response, the stock market has fared exceptionally well with valuations reaching record highs. We believe that the outlook remains positive for the economy. For the stock market, however, our question is whether further gains of any consequence are likely given the already high level of valuation. In our view, it is possible that non-inflationary growth will continue, but we also have concerns that further strength in the economy will inevitably be accompanied by the return of inflationary pressures. If the latter turns out to be true, we anticipate that interest rates would undoubtedly rise, in turn putting downward pressure on stock market valuations.

We are cautiously optimistic about the outlook for the months ahead, but doubt that recent rates of gain in the stock market can be sustained. Indeed, we believe that it may be more realistic to anticipate periods of correction such as we experienced last fall. We do not sense, however, that there is any immediate possibility of recession or extreme inflation that could bring about a bear market. Longer term, we are quite optimistic about the outlook for the U.S. economy and for the stock market. We continue to believe that equities are appropriate for the long-term investor.

Thank you for your continued interest in the Alliance Growth Fund. We look forward to reporting to you on market activity and your Fund's investment performance in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Tyler J. Smith
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                          ALLIANCE GROWTH FUND
_______________________________________________________________________________

Alliance Growth Fund seeks long-term growth of capital. The Fund invests principally in a diversified portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.



INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      20.28%         15.15%
Five Years                    23.05%         21.98%
Since Inception*              23.82%         23.20%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      19.41%         15.41%
Five Years                    22.19%         22.19%
Ten Years (a)                 20.10%         20.10%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      19.43%         18.43%
Five Years                    22.20%         22.20%
Since Inception*              20.15%         20.15%



SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)
                            CLASS A        CLASS B        CLASS C
                          ------------   ------------   ------------
1 Year                        10.12%         10.18%         13.19%
5 Years                       21.04%         21.24%         21.24%
10 Years                        N/A          20.18%           N/A
Since Inception*              22.89%         21.30%         19.66%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/4/90, Class A; 10/23/87, Class B; 8/2/93, Class C.

N/A: not applicable

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3


TEN LARGEST HOLDINGS*
APRIL 30, 1999 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------
International Business Machines Corp.       $  390,005,575           5.2%
AT&T Corp. Liberty Media Group Cl.A            366,143,533           4.9
MCI Worldcom, Inc.                             314,708,723           4.2
Citigroup, Inc.                                303,994,875           4.0
American International Group, Inc.             273,580,873           3.6
Mannesmann AG                                  250,961,951           3.3
BankAmerica Corp.                              232,272,000           3.1
MBNA Corp.                                     228,021,005           3.0
Global Telesystems Group, Inc.                 219,955,662           2.9
Atlantic Richfield Co.                         203,111,963           2.7
                                            $2,782,756,160          36.9%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
_______________________________________________________________________________

                                                         SHARES*
-------------------------------------------------------------------------------
                                                                HOLDINGS
PURCHASES                                           BOUGHT       4/30/99
-------------------------------------------------------------------------------
Atlantic Richfield Co.                           2,419,800     2,419,800
Bank America Corp.                               2,490,000     3,226,000
Ingram Micro, Inc. Cl.A                          2,111,000     2,428,500
Intel Corp.                                      2,150,000     2,750,000
International Business Machines Corp.              415,000     1,898,000
Loral Space & Communications                     4,383,300     9,498,300
MediaOne Group, Inc.                             1,232,000     1,632,000
McKesson HBOC, Inc.                              3,229,000     3,229,000
Newcourt Credit Group, Inc.                      3,069,300     5,415,600
Sprint Corp.                                     1,067,100     1,067,100

                                                                HOLDINGS
SALES                                                 SOLD       4/30/99
-------------------------------------------------------------------------------
Cisco Systems, Inc.                              3,025,000       236,000
Halliburton Co.                                  2,147,800            -0-
Lucent Technologies, Inc.                          688,000       212,000
Mannesmann AG                                      357,000     1,493,000
MCI WorldCom, Inc.                               4,900,000     3,835,878
Solectron Corp.                                    525,000       950,000
Tandy Corp.                                        710,700       860,200
Telecomunicacoes Brasileiras, SA (ADR)             984,000       200,000
Texas Instruments, Inc.                          2,375,000       100,000
Viacom, Inc.                                     1,598,000       474,000


* Adjusted for market value of call options written, stock splits and a spin-off.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-97.7%
TECHNOLOGY-35.3%
COMPUTER HARDWARE-5.5%
Compaq Computer
  Corp. (a)(b)                                  855,000  $    19,077,187
International Business
  Machines Corp. (a)(b)                       1,898,000      397,037,875
                                                             ------------
                                                             416,115,062

COMPUTER SOFTWARE & SERVICES-6.2%
Ceridian Corp. (a)(b)                         4,419,600      161,867,850
First Data Corp.                                150,000        6,365,625
Ingram Micro, Inc.
  Cl.A (a)(b)                                 2,428,500       61,926,750
Sterling Commerce, Inc. (a)                   4,471,544      140,015,221
Sterling Software, Inc. (a)                   4,551,000       94,148,813
                                                             ------------
                                                             464,324,259

ELECTRONICS-2.1%
Koninklijke Philips
  Electronics NV
  (Netherlands)                                 457,000       39,016,375
Motorola, Inc. (a)(b)                           150,000       12,018,750
SCI Systems, Inc. (a)(b)                      2,597,800       98,878,762
Texas Instruments,
  Inc. (a)(b)                                   100,000       10,212,500
                                                             ------------
                                                             160,126,387

NETWORKING PRODUCTS-0.5%
Networks Associates,
  Inc. (a)(b)                                 3,023,400       40,060,050

NETWORKING SOFTWARE-0.7%
Cisco Systems, Inc. (a)(b)                      236,000       26,918,750
Equant NV (a)(b)                                300,000       26,775,000
                                                             ------------
                                                              53,693,750

SEMI-CONDUCTOR COMPONENTS-2.6%
Altera Corp. (a)                                314,759       22,741,338
Intel Corp. (a)(b)                            2,750,000      168,265,625
                                                             ------------
                                                             191,006,963

TELECOMMUNICATIONS-15.4%
Colt Telecom Group Plc
  (ADR) (a)
  (United Kingdom)                              905,000       69,119,375
Global Telesystems Group,
  Inc. (a)(b)                                 2,551,286      168,703,787
Globalstar
  Telecommunications,
  Ltd. (a)                                      100,000        2,012,500
Intermedia Communications
  of Florida, Inc.                               21,814          702,138
Intermedia Communications,
  Inc. pfd. Series D (a)                        464,600       20,035,875
Loral Space &
  Communications (a)(b)                       9,498,300      185,216,850
Lucent Technologies,
  Inc. (a)(b)                                   212,000       12,746,500
MCI WorldCom, Inc. (a)(b)                     3,835,878      315,261,223
Millicom International
  Cellular, SA (a)
  (Luxembourg)                                1,130,800       39,012,600
Nextel Communications, Inc.
  Cl.A (a)(b)                                 4,163,600      170,447,375
Nextel Strypes Trust                            360,000       12,375,000
Nextlink Communications,
  Inc.                                           80,000        6,960,000
Nokia Corp. (ADR)
  (Finland)                                     269,600       20,000,950
Pacific Gateway Exchange,
  Inc.                                          289,400       11,576,000
Sprint Corp. (a)(b)                           1,067,100      109,444,444
Telecomunicacoes Brasileiras,
  SA (ADR) (a)(b) (Brazil)                      200,000       18,253,125
                                                             ------------
                                                           1,161,867,742

MISCELLANEOUS-2.3%
Sanmina Corp. (a)(b)                          1,944,800      128,843,000
Solectron Corp. (a)(b)                          950,000       46,075,000
                                                             ------------
                                                             174,918,000
                                                             ------------
                                                           2,662,112,213


5


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
FINANCIAL SERVICES-26.8%
BANKING & CREDIT-9.3%
American Express Co.                            268,000  $    35,024,250
Automatic Common Exchange
  Security Trust II                             319,900        4,718,525
Chase Manhattan Corp.                         1,756,604      145,358,981
First Union Corp.                               963,000       53,326,125
MBNA Corp.                                    8,089,437      228,021,005
Morgan Stanley, Dean
  Witter & Co.                                  325,400       32,275,613
Newcourt Credit Group, Inc.
  (Canada)                                    5,415,600      152,990,700
Providian Financial Corp.                       132,000       17,036,250
The CIT Group, Inc.                             409,928       13,322,660
Wells Fargo Co.                                 400,000       17,275,000
                                                             ------------
                                                             699,349,109

BANKING - MONEY CENTER-3.7%
Bank Tokyo-Mitsubishi, Ltd.                   2,972,500       43,472,812
BankAmerica Corp.                             3,226,000      232,272,000
                                                             ------------
                                                             275,744,812

BANKING - REGIONAL-0.3%
Bank One Corp.                                  440,800       26,007,200

INSURANCE-5.4%
20th Century Industries, Inc.                   336,200        5,988,563
Acceptance Insurance
  Co. (a)                                        86,800        1,220,625
Ace Ltd. (Bermuda)                              100,000        3,025,000
American Bankers Insurance
  Group, Inc.                                 1,135,000       59,516,563
American International Group,
  Inc.                                        2,329,587      273,580,873
PMI Group, Inc.                                 400,500       22,352,906
Progressive Corp.                               283,200       40,639,200
Unum Corp.                                       22,000        1,201,750
                                                             ------------
                                                             407,525,480

REAL ESTATE-1.8%
Entertainment Properties
  Trust                                         239,400        4,398,975
JP Realty, Inc.                                 755,300       15,153,206
Koger Equity, Inc.                            1,762,571       25,887,762
Macerich Co.                                  1,051,400       26,876,412
Simon Property Group, Inc.                      216,500        6,210,844
Spieker Properties, Inc.                        522,200       20,496,350
Storage USA, Inc.                               310,400        9,971,600
Summit Properties, Inc.                         716,700       13,079,775
Sun Communities, Inc.                           425,000       14,875,000
                                                             ------------
                                                             136,949,924

MISCELLANEOUS-6.3%
Associates First Capital Corp.
  C1.A                                        2,257,000      100,013,312
Citigroup, Inc.                               4,039,799      303,994,875
Household International,
  Inc.                                        1,365,500       68,701,719
                                                             ------------
                                                             472,709,906
                                                             ------------
                                                           2,018,286,431

CONSUMER CYCLICALS-5.9%
AIRLINES-1.7%
AMR Corp. (a)                                   270,000       18,849,375
Delta Air Lines, Inc.                         1,208,500       76,664,219
UAL Corp. (a)                                   442,900       35,764,175
                                                             ------------
                                                             131,277,769

AUTO & RELATED-0.2%
AutoNation, Inc. (a)                          1,071,500       15,335,844

RETAILING GENERAL-4.0%
Home Depot, Inc. (a)(b)                       2,315,000      138,755,312
Office Depot, Inc. (a)                          270,000        5,940,000
Tandy Corp. (a)(b)                              860,200       62,310,737
The Limited, Inc. (a)(b)                      1,506,425       65,906,094
Wal-Mart Stores, Inc.                           598,000       27,508,000
                                                             ------------
                                                             300,420,143
                                                             ------------
                                                             447,033,756

CONSUMER NONCYCLICALS-5.7%
DRUGS-2.0%
Gensia, Inc. pfd. (a)(c)
  (Canada)                                       68,500        1,601,256
Merck & Co., Inc.                             1,552,400      109,056,100
Schering-Plough Corp.                           737,000       35,606,313
                                                             ------------
                                                             146,263,669


6


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES-1.7%
McKesson HBOC,
  Inc. (a)(b)                                 3,229,000  $   113,015,000
Medtronic, Inc. (a)(b)                          212,800       15,308,300
                                                             ------------
                                                             128,323,300

TOBACCO-2.0%
Loews Corp.                                   1,068,000       78,164,250
Philip Morris Cos., Inc.                      2,090,400       73,294,650
                                                             ------------
                                                             151,458,900
                                                             ------------
                                                             426,045,869

UTILITY-5.6%
TELEPHONE-5.6%
AT & T Corp. (a)(b)                             989,827       49,986,263
AT & T Corp. Liberty Media
  Group CI.A (a)                              5,834,473      372,676,963
                                                             ------------
                                                             422,663,226

BUSINESS SERVICES-5.2%
PRINTING, PUBLISHING & BROADCASTING-5.2%
CBS Corp. (a)(b)                              2,881,700      131,297,457
Comcast Corp. Cl.A                              481,500       31,628,531
MediaOne Group, Inc. (a)(b)                   1,632,000      133,110,000
News Corp., Ltd. (ADR)
  (Australia)                                 1,593,400       51,984,675
Time Warner, Inc. (a)(b)                        386,000       27,020,000
Viacom, Inc. Cl.B (a)                           474,000       19,374,750
                                                             ------------
                                                             394,415,413

ENERGY-3.7%
OIL & GAS SERVICES-3.7%
Atlantic Richfield Co.                        2,419,800      203,111,963
Gulf Canada Resources, Ltd.
  (Canada)                                   12,720,900       50,883,600
Royal Dutch Petroleum Co.
  (Netherlands)                                 350,000       20,540,625
Total, SA (ADR) (France)                        100,000        6,800,000
                                                             ------------
                                                             281,336,188

CAPITAL GOODS-3.3%
MACHINERY-3.3%
Mannesmann AG (d)                             1,493,000      196,519,795
  (ADR) (Germany)                               413,000       54,442,156
                                                             ------------
                                                             250,961,951

CONSUMER SERVICES-2.1%
BUSINESS SERVICES-1.8%
Cendant Corp. (a)(b)                          7,020,750      126,373,500
Convergys Corp. (a)                             190,000        3,538,750
Policy Management Systems
  Corp. (a)                                      79,200        2,489,850
                                                             ------------
                                                             132,402,100

ENTERTAINMENT & LEISURE-0.3%
Carnival Corp. Cl.A                             480,800       19,833,000
Starwood Hotels & Resorts                       125,879        4,618,186
                                                             ------------
                                                              24,451,186
                                                             ------------
                                                             156,853,286

HEALTH CARE-1.8%
DRUGS-1.8%
Bristol-Myers Squibb Co.                      2,114,000      134,371,125

MULTI INDUSTRY COMPANIES-1.8%
Tyco International,
  Ltd. (a)(b)                                 1,644,112      133,584,100

CONSUMER BASICS-0.5%
BEVERAGES-0.3%
Pepsi Bottling Group,
  Inc. (a)                                      927,700       19,539,681

HOUSEHOLD PRODUCTS-0.2%
Gillette Co.                                    330,000       17,221,875
                                                             ------------
                                                              36,761,556

Total Common & Preferred
  Stocks
  (cost $5,251,669,064)                                    7,364,425,114

LONG-TERM DEBT SECURITIES-0.7%
COMMUNICATION EQUIPMENT-0.7%
Global Telesystems Group, Inc.
  5.75%, 7/01/10
  (cost $28,134,215)                           $ 38,525       51,430,875


7


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                            CONTRACTS (E)
                                            OR PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES-3.1%
SHORT-TERM SECURITIES-3.1%
Federal Home Loan Bank
  5.29%, 5/19/99                               $ 15,940  $    15,902,063
Federal Home Loan Mortgage
  Corp.
  4.74%, 5/17/99                                 25,000       24,947,333
  4.75%, 6/22/99                                 10,000        9,931,389
  4.75%, 6/30/99                                 50,000       49,604,167
Federal National Mortgage
  Assoc.
  5.20%, 5/24/99                                 14,800       14,755,039
  5.21%, 5/24/99                                 25,000       24,924,291
  5.21%, 6/17/99                                 15,785       15,687,111
Student Loan Marketing
  4.80%, 5/03/99                                 75,800       75,779,787
                                                             ------------
                                                             231,531,180

Total Short-Term Debt
  Securities
  (amortized cost
  $231,531,180)                                              231,531,180

TOTAL INVESTMENTS-101.5%
  (cost $5,511,334,459)                                    7,647,387,169

OUTSTANDING CALL OPTIONS WRITTEN-(1.5%)
AT&T Corp., Liberty Media
  Group Cl. A
  expiring May 1999
  @ $52.70                                       (1,000)      (1,123,000)
  @ $53.13                                       (1,040)      (1,093,040)
  @ $54.74                                       (2,000)      (1,828,000)
  @ $57.50                                       (1,000)        (670,890)
  @ $72.00                                       (2,000)         (56,000)
  expiring June 1999
  @ $58.35                                       (2,500)      (1,762,500)
CBS Corp.
  expiring May 1999
  @ $36.13                                       (1,500)      (1,443,000)
  @ $37.88                                       (1,000)        (778,000)
  @ $40.50                                       (2,000)      (1,062,000)
  @ $43.88                                       (1,000)        (275,000)
  expiring June 1999
  @ $39.75                                       (1,000)        (678,000)
  @ $44.38                                       (1,000)        (363,000)
  @ $44.50                                       (1,500)        (544,500)
  @ $45.27                                       (1,500)        (423,000)
Cendant Corp.
  expiring April 1999
  @ $16.50                                       (2,500)        (422,475)
expiring May 1999
  @ $15.81                                       (2,500)        (647,325)
  @ $16.00                                       (1,000)        (252,790)
Ceridian Corp.
  expiring May 1999
  @ $37.00                                       (2,000)        (206,000)
  @ $37.00                                       (1,000)        (117,000)
Cisco Systems, Inc.
  expiring June 1999
  @ $111.00                                      (1,000)        (784,000)
  @ $119.00                                      (1,000)        (489,180)
Compaq Computer Corp.
  expiring June 1999
  @ $22.75                                       (1,000)        (163,210)
Equant NV
  expiring May 1999
  @ $77.50                                       (1,000)      (1,178,000)
  @ $78.00                                       (1,000)      (1,136,000)
  @ $78.00                                       (1,000)      (1,149,000)
Global Telesystems Group,Inc.
  expiring May 1999
  @ $74.05                                       (1,000)        (179,000)
Home Depot, Inc.
  expiring May 1999
  @ $64.50                                       (1,000)         (51,556)
Ingram Micro, Inc.
  expiring May 1999
  @ $18.38                                       (1,500)      (1,134,000)
  @ $18.38                                       (1,000)        (769,000)
  expiring June 1999
  @ $18.25                                       (1,500)      (1,173,435)
  @ $19.00                                         (800)        (549,600)
  @ $20.63                                         (650)        (380,250)
  @ $20.75                                         (850)        (489,600)
  @ $24.00                                       (1,000)        (376,000)
  @ $28.76                                         (700)        (168,000)


8


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
Intel Corp.
  expiring May 1999
  @ $58.00                                       (1,000) $      (472,000)
  @ $59.25                                       (2,000)        (554,806)
  @ $60.38                                       (3,000)        (708,300)
  @ $60.63                                       (1,000)        (252,640)
  @ $65.50                                       (2,000)        (129,620)
  @ $116.25                                      (2,000)        (718,610)
  @ $117.00                                      (2,000)        (587,760)
  expiring June 1999
  @ $56.00                                       (1,000)        (669,860)
  @ $60.72                                       (3,000)      (1,210,470)
  @ $63.75                                       (2,000)        (507,340)
International Business
  Machines Corp.
  expiring May 1999
  @ $168.00                                      (1,000)      (4,069,280)
  @ $179.50                                      (1,000)      (2,963,020)
Limited, Inc.
  expiring May 1999
  @ $36.13                                       (1,000)        (780,000)
  @ $38.38                                       (1,500)        (832,215)
  @ $39.13                                       (1,500)        (759,000)
  @ $40.50                                       (1,000)        (395,000)
  @ $42.42                                       (1,000)        (276,000)
Loral Space &
  Communications
  expiring May 1999
  @ $15.38                                       (1,000)        (426,000)
  @ $16.75                                       (1,000)        (300,000)
  @ $16.93                                       (1,000)        (279,000)
  @ $17.92                                       (1,500)        (297,630)
  @ $18.00                                       (1,000)        (163,000)
  @ $18.25                                       (1,500)        (244,989)
  @ $18.38                                       (1,500)        (225,000)
  @ $18.63                                       (2,000)        (252,000)
  @ $18.75                                       (1,500)        (196,500)
  expiring June 1999
  @ $15.13                                       (1,000)        (470,000)
  @ $15.69                                       (2,500)      (1,057,100)
  @ $15.73                                       (2,000)        (796,800)
  @ $16.00                                       (2,500)        (960,475)
  @ $16.63                                       (1,500)        (523,950)
  @ $17.63                                       (2,000)        (566,000)
  @ $17.50                                       (2,500)        (747,500)
Lucent Technologies, Inc.
  expiring May 1999
  @ $61.00                                       (2,000)        (228,400)
MCI WorldCom, Inc.
  expiring April 1999
  @ $88.63                                       (1,000)              -0-
  expiring May 1999
  @ $83.00                                       (1,000)        (407,000)
  @ $85.50                                       (1,500)        (145,500)
McKesson HBOC, Inc.
  expiring May 1999
  @ $66.38                                       (2,000)            (214)
  @ $67.81                                       (2,000)              -0-
  @ $67.88                                         (800)          (2,400)
  @ $67.88                                         (200)            (600)
  expiring June 1999
  @ $62.13                                       (1,000)         (20,000)
  @ $63.50                                       (1,000)          (3,000)
  @ $64.81                                       (1,000)         (17,000)
  @ $66.63                                       (1,000)              -0-
  @ $67.87                                         (500)          (1,500)
  @ $67.88                                         (500)          (1,500)
MediaOne Group, Inc.
  expiring May 1999
  @ $57.63                                       (1,000)      (2,396,070)
  @ $58.00                                       (1,000)      (2,370,000)
  @ $61.31                                       (1,000)      (2,032,392)
  @ $61.61                                       (1,000)      (2,005,000)
  @ $61.63                                       (1,000)      (2,002,000)
  @ $64.48                                         (320)        (554,880)
  @ $66.81                                       (1,000)      (1,511,000)
  @ $67.00                                       (1,000)      (1,530,000)
  expiring June 1999
  @ $66.50                                       (1,000)      (1,604,000)
  @ $67.13                                       (2,000)      (3,102,000)
  @ $68.50                                       (1,000)      (1,357,000)
  @ $79.19                                       (1,000)        (647,000)


9


PORTFOLIO OF INVESTMENTS (CONTINUED)                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
Medtronic, Inc.
  expiring May 1999
  @ $71.26                                       (2,000) $      (682,000)
Motorola, Inc.
  expiring June 1999
  @ $76.25                                       (1,500)        (960,585)
Networks Associates, Inc.
  expiring June 1999
  @ $13.85                                       (2,500)        (450,000)
Nextel Communications, Inc.
  expiring May 1999
  @ $30.63                                       (1,000)      (1,030,881)
  @ $31.81                                       (1,000)        (913,381)
  @ $32.00                                       (1,000)        (901,110)
  @ $32.24                                       (1,000)        (881,850)
  @ $32.25                                         (500)        (461,985)
  @ $33.50                                       (1,000)        (772,000)
  @ $36.75                                       (1,000)        (513,000)
  @ $37.94                                       (1,000)        (435,000)
  @ $38.38                                       (1,000)        (427,000)
  @ $39.63                                       (2,000)        (674,000)
  expiring June 1999
  @ $37.88                                       (2,000)      (1,044,340)
  @ $38.38                                       (1,000)        (471,000)
  @ $38.85                                       (1,000)        (528,870)
  @ $38.88                                       (3,000)      (1,358,850)
  @ $39.88                                       (2,000)        (764,000)
Sanmina Corp.
  expiring May 1999
  @ $61.63                                       (2,500)      (1,253,100)
  @ $65.12                                       (1,000)        (524,440)
  expiring June 1999
  @ $58.38                                       (2,000)      (2,156,000)
  @ $64.13                                       (2,000)      (1,606,000)
  @ $65.12                                       (1,000)        (632,060)
SCI Systems, Inc.
  expiring May 1999
  @ $37.42                                       (1,000)        (240,820)
Solectron Corp.
  expiring May 1999
  @ $50.61                                       (2,000)        (388,000)
  expiring June 1999
  @ $49.25                                       (2,000)        (754,000)
  @ $49.88                                       (2,000)        (718,000)
Sprint Corp.
  expiring June 1999
  @ $97.63                                       (1,500)      (1,241,370)
  @ $98.00                                       (1,500)      (1,297,500)
  @ $98.50                                       (1,000)        (811,900)
  @ $98.63                                         (700)        (599,900)
  @ $99.25                                       (1,500)      (1,160,295)
  @ $101.88                                      (1,500)      (1,029,000)
Tandy Corp.
  expiring June 1999
  @ $60.38                                       (1,000)      (1,324,000)
  @ $65.50                                       (3,000)      (2,571,150)
  @ $66.69                                       (1,500)      (1,171,500)
Tele-Communications, Inc.
  expiring May 1999
  @ $26.50                                       (2,500)      (1,682,350)
Telecomunicacoes Brasileiras
  expiring June 1999
  @ $84.50                                       (1,000)      (1,145,000)
Telecomunicacoes
Brasileiras, SA
  expiring June 1999
  @ $81.50                                       (1,000)      (1,180,980)
Texas Instruments, Inc.
  expiring May 1999
  @ $112.25                                      (1,000)         (83,260)


10


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

COMPANY                                   CONTRACTS (E)            VALUE
-------------------------------------------------------------------------
Time Warner, Inc.
  expiring May 1999
  @ $70.44                                       (1,000) $      (280,420)
  expiring June 1999
  @ $73.00                                       (1,000)        (258,610)
Tyco International, Ltd.
  expiring May 1999
  @ $77.00                                       (1,000)        (608,920)
  expiring June 1999
  @ $77.75                                       (1,000)        (569,000)

Total Outstanding Call
  Options Written
  (premiums received
  $69,306,960)                                              (107,803,099)

TOTAL INVESTMENTS NET OF OUTSTANDING
CALL OPTIONS WRITTEN-100.0%
  (cost $5,442,027,499)                                    7,539,584,070
Other assets less
  liabilities-0.0%                                            (3,581,470)

NET ASSETS-100%                                          $ 7,536,002,600


(a)  Non-income producing security.

(b) Security on which options are written (shares subject to call have an aggregate market value of $3,174,697,166).

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, these securities amounted to $1,601,256 or 0.02% of net assets.

(d)  German holding.

(e)  One contract relates to 100 shares.

     Glossary:
     ADR - American Depositary Receipt

     See notes to financial statements.


11


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $5,511,334,459)    $ 7,647,387,169
  Cash                                                                 462,884
  Receivable for investment securities sold                         17,859,259
  Receivable for shares of beneficial interest sold                  9,905,848
  Dividends and interest receivable                                  5,435,658
  Total assets                                                   7,681,050,818

LIABILITIES
  Outstanding call options written, at value (premiums
    received $69,306,960)                                          107,803,099
  Payable for investment securities purchased                       23,445,888
  Payable for shares of beneficial interest redeemed                 6,232,616
  Advisory fee payable                                               4,187,609
  Distribution fee payable                                             896,734
  Accrued expenses                                                   2,482,272
  Total liabilities                                                145,048,218

NET ASSETS                                                     $ 7,536,002,600

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                        $         1,684
  Additional paid-in capital                                     4,681,632,965
  Accumulated net investment loss                                  (28,504,404)
  Accumulated net realized gain on investment transactions         785,414,771
  Net unrealized appreciation of investments, options and
    foreign currency denominated assets and liabilities          2,097,457,584
                                                               $ 7,536,002,600

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,284,500,499/23,700,135 shares of beneficial
    interest issued and outstanding)                                    $54.20
  Sales charge--4.25% of public offering price                            2.41
  Maximum offering price                                                $56.61

  CLASS B SHARES
  Net asset value and offering price per share
    ($5,158,812,708/120,330,045 shares of beneficial
    interest issued and outstanding)                                    $42.87

  CLASS C SHARES
  Net asset value and offering price per share
    ($880,100,027/20,516,774 shares of beneficial
    interest issued and outstanding)                                    $42.90

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($212,589,366/3,890,477 shares of beneficial
    interest issued and outstanding)                                    $54.64


See notes to financial statements.


12


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)                ALLIANCE GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $261,784)                             $    24,723,193
  Interest                                         7,775,020   $    32,498,213

EXPENSES
  Advisory fee                                    23,894,706
  Distribution fee - Class A                       1,745,366
  Distribution fee - Class B                      23,978,569
  Distribution fee - Class C                       4,072,687
  Transfer agency                                  5,729,505
  Printing                                           957,538
  Custodian                                          297,557
  Audit and legal                                    103,558
  Registration                                        58,818
  Trustees' fees                                      12,500
  Miscellaneous                                       95,046
  Total expenses                                  60,945,850
  Less: expense offset arrangement
    (see Note B)                                          -0-
  Net expenses                                                      60,945,850
  Net investment loss                                              (28,447,637)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
  Net realized gain on investment
    transactions                                                   792,404,063
  Net realized gain on written options
    transactions                                                    16,897,505
  Net realized loss on foreign currency
    transactions                                                       (34,251)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                                    689,256,641
    Written options                                                (34,848,635)
    Foreign currency denominated assets
      and liabilities                                                  (31,227)
  Net gain on investments and foreign
      currency transactions                                      1,463,644,096

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $ 1,435,196,459


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS                         ALLIANCE GROWTH FUND
_______________________________________________________________________________

                                            SIX MONTHS ENDED     YEAR ENDED
                                             APRIL 30, 1999      OCTOBER 31,
                                               (UNAUDITED)          1998
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss                        $   (28,447,637)  $   (39,676,467)
  Net realized gain on investments,
    options and foreign currency
    transactions                                 809,267,317       601,623,658
  Net change in unrealized appreciation
    (depreciation) of investments,
    options, and foreign currency
    denominated assets and liabilities           654,376,779       138,250,143
  Net increase in net assets from
    operations                                 1,435,196,459       700,197,334

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                      (78,504,438)      (52,161,970)
    Class B                                     (410,079,550)     (288,101,646)
    Class C                                      (69,316,205)      (48,125,286)
    Advisor Class                                (13,813,033)       (7,005,557)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase                                   540,236,330       764,910,528
  Total increase                               1,403,719,563     1,069,713,403

NET ASSETS
  Beginning of year                            6,132,283,037     5,062,569,634
  End of period                              $ 7,536,002,600   $ 6,132,283,037


See notes to financial statements.


14


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)                                 ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities. Listed put and call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day. Over-the-counter written options are valued using prices provided by brokers.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

rates are reflected as a component of net unrealized appreciation of investments, options and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $3,808,836 for the six months ended April 30, 1999.

For the six months ended April 30, 1999, the Fund's expenses were reduced by $283,183 under an expense offset arrangement with Alliance Fund Sevices.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $114,803 from the sales of Class A shares and $4,410, $1,863,291, and $84,905 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 1999.

Brokerage commissions paid on investment transactions for the six months ended April 30, 1999 amounted to $3,302,828, of which $650 was paid to Donaldson Lufkin & Jenrette Securities Corp., directly and $3,400 was paid to the Pershing Division of Donaldson Lufkin & Jenrette Securities Corp., affiliates of the Adviser.

Accrued expenses includes $151,819 owed to a trustee and a former trustee under the Trust's deferred compensation plan.


16


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $2,417,738,189 and $2,383,685,562, respectively, for the six months ended April 30, 1999. There were no purchases and sales in U.S. government and government agency obligations for the six months ended April 30, 1999.

At April 30, 1999, the cost of investments for federal income tax purposes was $5,536,564,188. Gross unrealized appreciation of investments was $2,467,716,892 and gross unrealized depreciation of investments was $395,390,050 resulting in net unrealized appreciation of $2,072,326,842.

1. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.


17


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  ALLIANCE GROWTH FUND
_______________________________________________________________________________

Transactions in options written for the six months ended April 30, 1999 were as follows:

                                                 NUMBER OF
                                                 CONTRACTS        PREMIUMS
                                                 ----------    --------------
Options outstanding at beginning of year            69,221      $ 28,740,532
Options written                                    672,700       258,388,777
Options terminated in closing purchase
  transactions                                    (104,770)      (49,118,042)
Options expired                                   (119,211)      (39,616,970)
Options exercised                                 (328,380)     (129,087,337)
Options outstanding at April 30, 1999              189,560      $ 69,306,960


2. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contract is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1999, the Fund had no outstanding forward exchange currency contracts.


18


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1999  OCTOBER 31, APRIL 30, 1999    OCTOBER 31,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            9,055,845    14,313,089   $ 464,346,209   $ 659,034,500
Shares issued in
  reinvestment of
  distributions        1,502,621     1,103,597      71,690,496      47,609,915
Shares converted
  from Class B            89,682     1,525,332       4,673,793      70,157,128
Shares redeemed       (8,318,535)  (13,387,711)   (428,496,879)   (615,070,017)
Net increase           2,329,613     3,554,307   $ 112,213,619   $ 161,731,526

CLASS B
Shares sold            9,894,647    20,547,117   $ 404,989,137   $ 776,085,446
Shares issued in
  reinvestment of
  distributions       10,048,047     7,651,345     380,318,020     268,634,078
Shares converted
  to Class A            (112,856)   (1,871,621)     (4,673,793)    (70,157,128)
Shares redeemed      (10,389,197)  (13,986,411)   (426,201,324)   (518,571,785)
Net increase           9,440,641    12,340,430   $ 354,432,040   $ 455,990,611

CLASS C
Shares sold            4,165,657     4,951,688   $ 170,431,050   $ 187,545,992
Shares issued in
  reinvestment of
  distributions        1,708,994     1,279,996      64,719,610      44,966,581
Shares redeemed       (4,186,721)   (3,903,263)   (171,439,810)   (145,672,105)
Net increase           1,687,930     2,328,421   $  63,710,850   $  86,840,468

ADVISOR CLASS
Shares sold              736,586     2,358,835   $  38,589,376   $ 106,555,081
Shares issued in
  reinvestment of
  distributions          268,515       149,933      12,902,137       6,490,605
Shares redeemed         (796,037)   (1,123,061)    (41,611,692)    (52,697,763)
Net increase             209,064     1,385,707   $   9,879,821   $  60,347,923


NOTEF: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 1999.


19


FINANCIAL HIGHLIGHTS                                       ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                     MAY 1, 1994
                                           APRIL 30,                YEAR ENDED OCTOBER 31,                  TO        YEAR ENDED
                                             1999        ----------------------------------------------  OCTOBER 31,   APRIL 30,
                                         (UNAUDITED)        1998        1997        1996        1995      1994(A)       1994
                                         ----------      ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period       $47.17          $43.95      $34.91      $29.48      $25.08      $23.89      $22.67

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                 (.06)(b)        (.05)(b)    (.10)(b)     .05         .12         .09        (.01)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                     10.80            6.18       10.17        6.20        4.80        1.10        3.55
Net increase in net asset value from
  operations                                10.74            6.13       10.07        6.25        4.92        1.19        3.54

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                       -0-             -0-         -0-       (.19)       (.11)         -0-         -0-
Distributions from net realized gains       (3.71)          (2.91)      (1.03)       (.63)       (.41)         -0-      (2.32)
Total dividends and distributions           (3.71)          (2.91)      (1.03)       (.82)       (.52)         -0-      (2.32)
Net asset value, end of period             $54.20          $47.17      $43.95      $34.91      $29.48      $25.08      $23.89

TOTAL RETURN
Total investment return based on net
  asset value (d)                           23.84%          14.56%      29.54%      21.65%      20.18%       4.98%      15.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $1,284,500      $1,008,093    $783,110    $499,459    $285,161    $167,800    $102,406
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.18%(e)(f)     1.22%(e)    1.26%(e)    1.30%       1.35%       1.35%(f)    1.40%
  Expenses, before waivers/
    reimbursements                           1.18%(e)(f)     1.22%(e)    1.26%(e)    1.30%       1.35%       1.35%(f)    1.46%
  Net investment income (loss)               (.24)%(f)       (.11)%      (.25)%       .15%        .56%        .86%(f)     .32%
Portfolio turnover rate                        35%             61%         48%         46%         61%         24%         87%


See footnote summary on page 23.


20


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                                     MAY 1, 1994
                                           APRIL 30,                YEAR ENDED OCTOBER 31,                  TO        YEAR ENDED
                                             1999        ----------------------------------------------  OCTOBER 31,   APRIL 30,
                                         (UNAUDITED)        1998        1997        1996        1995      1994(A)       1994
                                         ----------      ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period       $38.15          $36.31      $29.21      $24.78      $21.21      $20.27      $19.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                 (.20)(b)        (.31)(b)    (.31)(b)    (.12)       (.02)        .01        (.07)(b)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                      8.63            5.06        8.44        5.18        4.01         .93        2.98
Net increase in net asset value from
  operations                                 8.43            4.75        8.13        5.06        3.99         .94        2.91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                       -0-             -0-         -0-         -0-       (.01)         -0-         -0-
Distributions from net realized gains       (3.71)          (2.91)      (1.03)       (.63)       (.41)         -0-      (2.32)
Total dividends and distributions           (3.71)          (2.91)      (1.03)       (.63)       (.42)         -0-      (2.32)
Net asset value, end of period             $42.87          $38.15      $36.31      $29.21      $24.78      $21.21      $20.27

TOTAL RETURN
Total investment return based on net
  asset value (d)                           23.39%          13.78%      28.64%      20.82%      19.33%       4.64%      14.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                      $5,158,813      $4,230,756  $3,578,806  $2,498,097  $1,502,020    $751,521    $394,227
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.90%(e)(f)     1.94%(e)    1.96%(e)    1.99%       2.05%       2.05%(f)    2.10%
  Expenses, before waivers/
    reimbursements                           1.90%(e)(f)     1.94%(e)    1.96%(e)    1.99%       2.05%       2.05%(f)    2.13%
  Net investment income (loss)               (.97)%(f)       (.83)%      (.94)%      (.54)%      (.15)%       .16%(f)    (.36)%
Portfolio turnover rate                        35%             61%         48%         46%         61%         24%         87%


See footnote summary on page 23.


21


FINANCIAL HIGHLIGHTS (CONTINUED)                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS C
                                          -------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                                       MAY 1, 1994   AUGUST 2,
                                           APRIL 30,                 YEAR ENDED OCTOBER 31,                 TO        1993(G) TO
                                             1999        ----------------------------------------------  OCTOBER 31,   APRIL 30,
                                         (UNAUDITED)        1998        1997        1996        1995      1994(A)       1994
                                         ----------      ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period       $38.17          $36.33      $29.22      $24.79      $21.22      $20.28      $21.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                 (.20)(b)        (.31)(b)    (.31)(b)    (.12)       (.03)        .01        (.02)(c)
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                      8.64            5.06        8.45        5.18        4.02         .93        1.15
Net increase in net asset value from
  operations                                 8.44            4.75        8.14        5.06        3.99         .94        1.13

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                                       -0-             -0-         -0-         -0-       (.01)         -0-         -0-
Distributions from net realized gains       (3.71)          (2.91)      (1.03)       (.63)       (.41)         -0-      (2.32)
Total dividends and distributions           (3.71)          (2.91)      (1.03)       (.63)       (.42)         -0-      (2.32)
Net asset value, end of period             $42.90          $38.17      $36.33      $29.22      $24.79      $21.22      $20.28

TOTAL RETURN
Total investment return based on net
  asset value (d)                           23.41%          13.76%      28.66%      20.81%      19.32%       4.64%       5.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's omitted)                          $880,100        $718,688    $599,449    $403,478    $226,662    $114,455     $64,030
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.89%(e)(f)     1.93%(e)    1.97%(e)    2.00%       2.05%       2.05%(f)    2.10%(f)
  Expenses, before waivers/
    reimbursements                           1.89%(e)(f)     1.93%(e)    1.97%(e)    2.00%       2.05%       2.05%(f)    2.13%(f)
  Net investment income (loss)               (.96)%(f)       (.83)%      (.95)%      (.55)%      (.15)%       .16%(f)    (.31)%(f)
Portfolio turnover rate                        35%             61%         48%         46%         61%         24%         87%


See footnote summary on page 23.


22


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                            ------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                   OCTOBER 2,
                                              APRIL 30,       YEAR ENDED OCTOBER 31,   1996(G) TO
                                                1999         ------------------------  OCTOBER 31,
                                            (UNAUDITED)         1998         1997         1996
                                            -----------      -----------  -----------  -----------
Net asset value, beginning of period          $47.47           $44.08       $34.91       $34.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .01(b)           .08(b)      (.05)(b)       -0-
Net realized and unrealized gain on
  investments, options and foreign
  currency transactions                        10.87             6.22        10.25          .77
Net increase in net asset value from
  operations                                   10.88             6.30        10.20          .77

LESS: DISTRIBUTIONS
Distributions from net realized gains          (3.71)           (2.91)       (1.03)          -0-
Net asset value, end of period                $54.64           $47.47       $44.08       $34.91

TOTAL RETURN
Total investment return based on net
  asset value (d)                              24.00%           14.92%       29.92%        2.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $212,589         $174,745     $101,205         $946
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .88%(e)(f)       .93%(e)      .98%(e)     1.26%(f)
  Expenses, before waivers/
    reimbursements                               .88%(e)(f)       .93%(e)      .98%(e)     1.26%(f)
  Net investment income (loss)                   .06%(f)          .17%        (.12)%        .50%(f)
Portfolio turnover rate                           35%              61%          48%          46%


(a)  The Fund changed its fiscal year end from April 30 to October 31.

(b)  Based on average shares outstanding.

(c)  Net of fees waived and expenses reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the six months ended April 30, 1999 and the years ended October 31, 1998, and 1997 the ratios of expenses net of waiver/reimbursements and before waiver/reimbursements were 1.21% and 1.25% for Class A shares, 1.93% and 1.95% for Class B shares, 1.92% and 1.95% for Class C shares and .92% and
 .96% for Advisor Class shares, respectively.

(f)  Annualized.

(g)  Commencement of distribution.


23


                                                           ALLIANCE GROWTH FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
TYLER J. SMITH, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


24


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


25


ALLIANCE GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GFSR